Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement, Recognized Amount [Abstract]
Summary of the Status of Employee Stock Options	A summary of the status of employee stock options as of December 31, 2022 and changes during the year then ended is presented below:

All Employee Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2022	18	$17.79
Exercised	(7)	$16.55
Expired	(2)	$18.68
Outstanding at December 31, 2022	9	$18.68	0.41	$272
Vested at December 31, 2022	9	$18.68	0.41	$272
Vested and expected to vest at December 31, 2022	9	$18.68	0.41	$272

Summary of Stock Units
A summary of stock units as of December 31, 2022 and changes during the year are presented below:

Stock Units	Stock Units (in thousands)	Weighted Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2022	3,981
Granted	955
Vested	(1,164)
Forfeited	(1)
Outstanding at December 31, 2022	3,771	1.58	$188,036
Vested and expected to vest at December 31, 2022	3,467	1.55	$172,922

Compensation Expense
Share-based compensation expense before taxes for the years ended December 31, 2022, 2021 and 2020 totaled approximately $49.5 million, $38.4 million and $40.9 million, respectively, as shown in the table below.

(in thousands)	2022	2021	2020
Cost of sales	$2,577	$40	$2,897
Research and development	6,504	4,909	7,014
Sales and marketing	16,076	13,630	15,889
General and administrative	24,350	19,812	15,136
Share-based compensation expense	49,507	38,391	40,936
Less: Income tax benefit (1)	10,703	8,956	9,552
Net share-based compensation expense	$38,804	$29,435	$31,384
(1)Does not include the excess tax benefit realized for the tax deductions of the share-based payment arrangements which totaled $2.7 million, $6.5 million and $2.5 million, respectively, for the years ended December 31, 2022, 2021 and 2020.